Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	LSCG
Entity Registrant Name	LIGHTING SCIENCE GROUP CORP
Entity Central Index Key	0000866970
Entity Filer Category	Smaller Reporting Company